Concentrations of Credit Risk and Major Customers	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 13 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the years ended December 31, 2022, 2021 and 2020, customers accounting for 10% or more of the Company’s net revenue were as follows:

	For the Years Ended December 31,
Customer	2022		2021		2020
Customer A	*	%	*	%	*	%
Customer G	*	%	*	%	*	%
Customer P	*	%	*	%	17.33%

*	Less than 10%

As of December 31, 2021, no single customer accounted for more than 10% of the Company’s outstanding accounts receivable.

As of December 31, 2021, Customer Q, Customer R and Customer S accounted for 28%, 35% and 36% of the Company’s total current outstanding accounts receivable, respectively.

Suppliers

For the years ended December 31, 2022, 2021 and 2020, suppliers accounting for 10% or more of the Company’s purchase were as follows:

	For the Years Ended December 31,
Supplier	2022		2021		2020
Supplier D	*	%	*	%	16.45%
Supplier E	*	%	*	%	10.16%
Supplier F	*	%	*	%	17.62%
Supplier G	*	%	35.57%		*	%
Supplier H	28.29%		*	%	*	%
Supplier I	20.37%		*	%	*	%
Supplier J	18.61%		*	%	*	%
Supplier K	15.69%		*	%	*	%

*	Less than 10%

As of December 31, 2022, Supplier G’s balance accounted for 39.87% of the Company’s total accounts payable.

As of December 31, 2021, Supplier G’s balance accounted for 35.57% of the Company’s total accounts payable.